Victory Target Retirement 2060 Fund Investment Objectives and Goals - Victory Target Retirement 2060 Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Target Retirement 2060 Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Target Retirement 2060 Fund (the “Fund”) provides capital appreciation and current income consistent with its current investment allocation.